GOODWILL AND OTHER INTANGIBLE ASSETS - Schedule of Goodwill (Details) - Galaxy Digital Holdings, LP - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill [Roll Forward]
Balance, beginning of period	$ 58,037,000	$ 44,257,000	$ 44,257,000	$ 24,645,000
Additions due to acquisitions (Note 3)	0		13,780,000	19,612,000
Balance, end of period	58,037,000		58,037,000	44,257,000	$ 24,645,000
Impairment of goodwill	$ 0	$ 0	$ 0	$ 0	$ 0